Equity - Movement of equity reserves (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of changes in equity [Line Items]
Opening balance	$ 53,499,363	$ 58,231,628
Closing balance	90,583,772	53,499,363
Equity reserves [Member]
Disclosure of changes in equity [Line Items]
Opening balance	9,635,136	3,784,658
Release of reserves	(5,066,156)	(540,826)
Appropriation of reserves	6,055,249	6,391,304
Closing balance	$ 10,624,229	$ 9,635,136